Unconsolidated Segment Results (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue:
Net premiums and policy fees	$ 61,716	$ 50,733	$ 40,192
Interest and similar income, net	28,850	29,664	30,850
Change in fair value of assets and liabilities	66,815	(78,973)	(14,676)
Realized investment gains, net	77	829	14,502
Fee, commission, and other revenue	6,864	5,904	4,698
Total Revenue	164,322	8,157	75,566
Benefits and expenses:
Net benefits	143,893	(38,103)	23,570
General and administrative expenses and commissions	39,789	35,519	35,140
Change in deferred acquisition costs, net	(15,064)	(6,163)	4,430
Total benefits and expenses	168,618	(8,747)	63,140
Pretax (loss)	(4,296)	16,904	12,426
Operating Segments | Individual Annuities
Revenue:
Net premiums and policy fees	58,728	47,281	36,997
Interest and similar income, net	27,284	28,590	29,905
Change in fair value of assets and liabilities	66,815	(78,973)	(14,676)
Realized investment gains, net	73	796	14,170
Fee, commission, and other revenue	6,869	5,904	4,698
Total Revenue	159,769	3,598	71,094
Benefits and expenses:
Net benefits	138,957	(42,034)	20,914
General and administrative expenses and commissions	38,886	34,595	34,590
Change in deferred acquisition costs, net	(15,088)	(6,440)	4,657
Total benefits and expenses	162,755	(13,879)	60,161
Pretax (loss)	(2,986)	17,477	10,933
Operating Segments | Other
Revenue:
Net premiums and policy fees	2,988	3,452	3,195
Interest and similar income, net	1,566	1,074	945
Realized investment gains, net	4	33	332
Fee, commission, and other revenue	(5)
Total Revenue	4,553	4,559	4,472
Benefits and expenses:
Net benefits	4,936	3,931	2,656
General and administrative expenses and commissions	903	924	550
Change in deferred acquisition costs, net	24	277	(227)
Total benefits and expenses	5,863	5,132	2,979
Pretax (loss)	$ (1,310)	$ (573)	$ 1,493